Defined benefit plans (Detail 4.1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	$ (94)
At the end of the year	(105)	$ (94)
Major defined benefit plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	(14)
Remeasurement of defined benefit obligation	(2,031)	4,165
Past service cost related to plan amendments	0	0
Return on plan assets excluding interest income	603	(3,476)
Asset ceiling effect excluding interest expense and foreign currency translation	1,332	(656)
At the end of the year	(15)	(14)
Major defined benefit plans | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	16,080	21,324
Current service cost	241	244
Interest expense	457	297
Plan participant contributions	163	154
Remeasurement of defined benefit obligation	2,031	(4,165)
of which: actuarial (gains) / losses due to changes in demographic assumptions	(31)	(3)
of which: actuarial (gains) / losses due to changes in financial assumptions	1,241	(4,506)
of which: experience (gains) / losses	820	344
Past service cost related to plan amendments	0	0
Curtailments	(3)	(13)
Benefit payments	(880)	(1,030)
Other movements	0	(5)
Foreign currency translation	1,411	(727)
At the end of the year	19,500	16,080
Major defined benefit plans | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	20,484	24,821
Plan participant contributions	163	154
Benefit payments	(880)	(1,030)
Other movements	2	(1)
Return on plan assets excluding interest income	603	(3,476)
Interest income	568	376
Employer contributions	327	422
Administration expenses, taxes and premiums paid	(12)	(11)
Foreign currency translation	1,815	(772)
At the end of the year	23,070	20,484
Major defined benefit plans | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	4,418	3,716
Interest expense on asset ceiling effect	102	77
Asset ceiling effect excluding interest expense and foreign currency translation	(1,332)	656
Foreign currency translation	397	(31)
At the end of the year	3,585	4,418
Swiss defined benefit plan
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	0
Remeasurement of defined benefit obligation	(1,901)	2,424
Past service cost related to plan amendments	0	0
Return on plan assets excluding interest income	513	(1,942)
Asset ceiling effect excluding interest expense and foreign currency translation	1,332	(656)
At the end of the year	0	0
Swiss defined benefit plan | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	12,539	15,480
Current service cost	236	240
Interest expense	287	195
Plan participant contributions	163	154
Remeasurement of defined benefit obligation	1,901	(2,424)
of which: actuarial (gains) / losses due to changes in demographic assumptions	45	2
of which: actuarial (gains) / losses due to changes in financial assumptions	1,168	(2,653)
of which: experience (gains) / losses	688	226
Past service cost related to plan amendments	0	0
Curtailments	(3)	(13)
Benefit payments	(662)	(796)
Other movements	0	(5)
Foreign currency translation	1,288	(291)
At the end of the year	15,748	12,539
Swiss defined benefit plan | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	16,957	19,196
Plan participant contributions	163	154
Benefit payments	(662)	(796)
Other movements	2	(1)
Return on plan assets excluding interest income	513	(1,942)
Interest income	393	274
Employer contributions	290	401
Administration expenses, taxes and premiums paid	(8)	(7)
Foreign currency translation	1,685	(322)
At the end of the year	19,333	16,957
Swiss defined benefit plan | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	4,418	3,716
Interest expense on asset ceiling effect	102	77
Asset ceiling effect excluding interest expense and foreign currency translation	(1,332)	656
Foreign currency translation	397	(31)
At the end of the year	3,585	4,418
UK defined benefit plan
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	321
Remeasurement of defined benefit obligation	(96)	1,474
Past service cost related to plan amendments	0	0
Return on plan assets excluding interest income	65	(1,312)
Employer contributions	19	5
Asset ceiling effect excluding interest expense and foreign currency translation	0	0
At the end of the year	341	321
UK defined benefit plan | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	2,166	4,105
Current service cost	0	0
Interest expense	109	67
Plan participant contributions	0	0
Remeasurement of defined benefit obligation	96	(1,474)
of which: actuarial (gains) / losses due to changes in demographic assumptions	(75)	(6)
of which: actuarial (gains) / losses due to changes in financial assumptions	36	(1,575)
of which: experience (gains) / losses	135	107
Past service cost related to plan amendments	0	0
Curtailments	0	0
Benefit payments	(107)	(123)
Other movements	0	0
Foreign currency translation	114	(408)
At the end of the year	2,379	2,166
UK defined benefit plan | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	2,488	4,297
Plan participant contributions	0	0
Benefit payments	(107)	(123)
Other movements	0	0
Return on plan assets excluding interest income	65	(1,312)
Interest income	126	70
Employer contributions	19	5
Administration expenses, taxes and premiums paid	0	0
Foreign currency translation	130	(450)
At the end of the year	2,720	2,488
UK defined benefit plan | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	0	0
Interest expense on asset ceiling effect	0	0
Asset ceiling effect excluding interest expense and foreign currency translation	0	0
Foreign currency translation	0	0
At the end of the year	0	0
US and German defined benefit plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	(335)
Remeasurement of defined benefit obligation	(33)	267
Past service cost related to plan amendments	0	0
Return on plan assets excluding interest income	26	(223)
Asset ceiling effect excluding interest expense and foreign currency translation	0	0
At the end of the year	(356)	(335)
US and German defined benefit plans | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	1,375	1,740
Current service cost	5	5
Interest expense	61	35
Plan participant contributions	0	0
Remeasurement of defined benefit obligation	33	(267)
of which: actuarial (gains) / losses due to changes in demographic assumptions	(2)	1
of which: actuarial (gains) / losses due to changes in financial assumptions	37	(279)
of which: experience (gains) / losses	(3)	11
Past service cost related to plan amendments	0	0
Curtailments	0	0
Benefit payments	(110)	(111)
Other movements	0	0
Foreign currency translation	9	(28)
At the end of the year	1,373	1,375
US and German defined benefit plans | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	1,039	1,329
Plan participant contributions	0	0
Benefit payments	(110)	(111)
Other movements	0	0
Return on plan assets excluding interest income	26	(223)
Interest income	48	31
Employer contributions	17	16
Administration expenses, taxes and premiums paid	(4)	(3)
Foreign currency translation	0	0
At the end of the year	1,017	1,039
US and German defined benefit plans | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	0	0
Interest expense on asset ceiling effect	0	0
Asset ceiling effect excluding interest expense and foreign currency translation	0	0
Foreign currency translation	0	0
At the end of the year	0	0
Remaining plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	(80)
At the end of the year	$ (90)	$ (80)